Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020 CAD ($) $ / shares shares	Jan. 31, 2020 $ / shares	Jan. 31, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 $ / shares
Diluted earnings per share [abstract]
Net income attributable to shareholders | $	$ 371.4		$ 227.0
Weighted average number of shares	92,760,943		98,291,845
Dilutive effect of stock options	1,052,872		1,297,043
Weighted average number of diluted shares	93,813,815		99,588,888
Earnings per share – diluted | (per share)	$ 3.96	$ 3.96	$ 2.28	$ 2.28